SCHEDULE OF CURRENT AND NON-CURRENT PROVISIONS (Details) - AUD ($)		Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total current provisions		$ 571,028	$ 541,930
Total non-current provisions		56,021	30,439
Total provisions		627,049	572,369
Annual Leave Provision [Member]
IfrsStatementLineItems [Line Items]
Total current provisions		404,269	328,924
Long Service Leave Provision [member]
IfrsStatementLineItems [Line Items]
Total current provisions		75,169	121,416
Total non-current provisions		56,021	30,439
Make Good Provision [member]
IfrsStatementLineItems [Line Items]
Total current provisions	[1]	$ 91,590	$ 91,590

[1]	Make good provision in respect of the lease of the Melbourne office and laboratory